Fair Value Measurements (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value, by balance sheet grouping
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis within the fair value hierarchy as of the end of each reporting period (in thousands):

	Fair Value Hierarchy	June 30, 2025	December 31, 2024
Financial assets:
Cash and cash equivalents
Money market funds	Level 1	$55,508	$2,411
Restricted cash and cash equivalents, current
Money market funds	Level 1	518,199	24,185
Restricted cash and cash equivalents, non-current
Money market funds	Level 1	—	56,250
Restricted marketable securities, non-current
Certificates of deposit	Level 2	—	29,308
Prepaid expenses and other current assets
Foreign exchange forward contracts not designated as accounting hedges	Level 2	2,279	—
Other non-current assets
Power purchase agreements	Level 3	3,444	2,562
Total financial assets		$579,430	$114,716
Financial liabilities:
Derivative and warrant liabilities
Interest rate swaps designated as accounting hedges	Level 2	$271	$—
Warrant liabilities	Level 3	—	199,645
Power purchase agreements	Level 3	427	444
Total financial liabilities		$698	$200,089

The following tables presents the hierarchy fair value as of the end of each reporting period (in thousands):

	Fair Value Hierarchy	December 31, 2023	December 31, 2024
Financial assets:
Cash and cash equivalents
Money market funds	Level 1	$87,258	$2,411
Restricted cash and cash equivalents, current
Money market funds	Level 1	42,940	24,185
Prepaid expenses and other current assets
Available-for-sale marketable securities	Level 2	2,368	—
Restricted cash and cash equivalents, non-current
Money market funds	Level 1	206,846	56,250
Restricted marketable securities, non-current
Certificates of deposit	Level 2	171,734	29,308
Other non-current assets
Power purchase agreements	Level 3	1,459	2,562
Total financial assets		$512,605	$114,716
Financial liabilities:
Derivative and warrant liabilities
Bifurcated embedded derivative liabilities	Level 3	$386,469	$—
Warrant liabilities	Level 3	70,930	199,645
Series B tranche liability	Level 3	69,648	—
Power purchase agreements	Level 3	—	444
Total financial liabilities		$527,047	$200,089

Schedule of notional amount outstanding interest rate swaps and foreign exchange forward contracts
The notional amounts of the Company's outstanding interest rate swaps and foreign exchange forward contracts were as follows (in thousands):

	June 30, 2025	December 31, 2024
Derivative instruments designated as accounting hedges
Interest rate swaps	$50,000	$—
Derivative instruments not designated as accounting hedges
Foreign exchange forward contracts	$107,748	$—

Schedule of gain (loss) associated with interest rate swaps and foreign exchange forward contracts
Gain (loss) associated with interest rate swaps and foreign exchange forward contracts were as follows (in thousands):

Three and Six Months Ended June 30, 2025
Interest rate swaps designated as accounting hedges
Loss recognized in other comprehensive income (loss), net	$(271)
Foreign exchange forward contracts not designated as accounting hedges
Gain recognized in other income (expense), net	$2,279

Schedule of fair value measurement inputs and valuation techniques
The Company’s valuation of the warrant liabilities utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

	March 21, 2025	December 31, 2024
Stock price	$41	$48
Volatility	60%	60%
Risk-free rate	4%	4%
Dividend yield	0%	0%

The Company’s valuation of the warrant liabilities utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

	December 31, 2023	December 31, 2024
Stock price	$18	$48
Volatility	55%	60%
Risk-free rate	4%	4%
Dividend yield	0%	0%

The Company’s valuation of the embedded derivative liabilities utilized the binomial lattice model that relied on the following significant inputs:

December 31, 2023
Stock price	$18
Volatility	40%
Risk-free rate	4%
Lattice or Monte Carlo model projection period (years)	2

As discussed in Note 10—Debt, the 2021 Convertible Notes were converted into common stock on September 17, 2024. The following table is a summary of the significant unobservable inputs to value the embedded derivative liability immediately before conversion:

September 17, 2024
Stock price	$44
Discount rate	12%

The Company’s valuation of the Series B tranche liability utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

December 31, 2023
Series B stock price	$21
Volatility	21%
Risk-free rate	5%

Schedule of change in the fair value of the assets, measured using Level 3 Inputs
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Power Purchase Agreements – Asset	Warrant Liabilities	Power Purchase Agreements – Liability
Balance at December 31, 2024	$2,562	$199,645	$444
Adjustment to fair value	882	(26,837)	(17)
Reclassification	—	(172,808)	—
Balance at June 30, 2025	$3,444	$—	$427

Schedule of change in the fair value of the liabilities, measured using Level 3 Inputs
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Power Purchase Agreements – Asset	Warrant Liabilities	Power Purchase Agreements – Liability
Balance at December 31, 2024	$2,562	$199,645	$444
Adjustment to fair value	882	(26,837)	(17)
Reclassification	—	(172,808)	—
Balance at June 30, 2025	$3,444	$—	$427